Relationships with Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2012
Revenues Derived from Affiliated Companies

The table below details revenues derived from affiliated companies for the years ended December 31, 2012, 2011 and 2010:

(in thousands)	2012	2011	2010
Total revenues:
CUP Data	$172	136	130
TSYS de México	72	62	51

Total revenues	$244	198	181